Business Combination (Details) - Schedule of Intangible Assets Acquired - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination (Details) - Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	$ 43,100	$ 43,100	$ 72
Trademarks [Member]
Business Combination (Details) - Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	5,700	5,700
Developed technology [Member]
Business Combination (Details) - Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	12,700	12,700
Customer relationships [Member]
Business Combination (Details) - Schedule of Intangible Assets Acquired [Line Items]
Total intangible asset	$ 24,700	$ 24,700